Submission	Mar. 23, 2026
Submission [Line Items]
Central Index Key	0001774857
Registrant Name	Aardvark Therapeutics, Inc.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A